Summary of Significant Accounting Policies (Details) - Schedule of company’s revenue by major source - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Sep. 14, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenue by major source [Line Items]
Total		$ 84,508
Operating segments
Total		84,508
Aria Energy LLC [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenue by major source [Line Items]
Total	$ 42,017		$ 120,282	$ 142,563
Operating segments
Total	42,017		120,282	142,563
RNG [Member]
Operating segments
Total		56,452
RNG [Member] | Aria Energy LLC [Member]
Operating segments
Total	29,608
Power [Member]
Operating segments
Total		28,056
Power [Member] | Aria Energy LLC [Member]
Operating segments
Total	12,409
RNG, including RINs and LCFS credits [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenue by major source [Line Items]
Total		55,722
RNG, including RINs and LCFS credits [Member] | Aria Energy LLC [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenue by major source [Line Items]
Total	29,241
RNG O&M service [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenue by major source [Line Items]
Total		706
RNG O&M service [Member] | Aria Energy LLC [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenue by major source [Line Items]
Total	367
Power, including RECs [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenue by major source [Line Items]
Total		24,626
Power, including RECs [Member] | Aria Energy LLC [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenue by major source [Line Items]
Total	10,809		31,217	46,434
Power O&M service [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenue by major source [Line Items]
Total		3,430
Power O&M service [Member] | Aria Energy LLC [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenue by major source [Line Items]
Total	1,600
Other [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenue by major source [Line Items]
Total		$ 24
Other [Member] | Aria Energy LLC [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenue by major source [Line Items]
Total			$ 32	$ 9,983